UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01701
DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
October 31, 2025
Date of reporting period:
October 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Global Fund
Class A / DGFAX
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025
This Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class A)	$105	0.94%
Management’s Discussion of Fund Performance
Summary of Results
The Fund performed in line with the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 22.62%, versus a 22.64% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+39%), Communication Services (+36%), and
    Financials (+25%)
    Weakest performing sectors - Health Care (+1%), Real Estate (+2%), and Consumer Staples (+4%)
Detractors from Performance
  Consumer Discretionary - significantly underperformed the Index sector (+4% vs +22%)
    Meituan (-44%), Delivery Hero (-30%), and MGM Resorts (-13%) - three largest individual detractors
    PDD Holdings (-13%) - purchased and subsequently sold during the period
    Delivery Hero - no longer a Fund holding
  Significantly underweight in stronger performing Information Technology sector - (average weighting 7% vs 25%)
    Clear Secure (-30%) - no longer a Fund holding
  Overweight in weaker performing Health Care sector - (average weighting 12% vs 9%)
    Solventum (-5%) and Viatris (-6%)
  China holdings - significantly underperformed the Index China exposure (+6% vs +34%)
  Individual holdings
    Tyson Foods (-9%) and Teck Resources (-7%)
    Pinterest (-8%) - new purchase during the period
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+78% vs +39%)
    Samsung Electronics (+80%) - largest individual contributor
    AppLovin (+136%) - new purchase during the period
    Applied Materials (+30%)
  Financials - outperformed the Index sector (+32% vs +25%) and overweight (average weighting 26% vs 17%)
    Danske Bank (+67%), Capital One Financial (+37%), and Ping An Insurance (+23%)
  Health Care - outperformed the Index sector (+15% vs +1%)
    CVS Health (+44%)
  Communication Services - outperformed the Index sector (+41% vs +36%) and overweight (average weighting 12% vs 8%)
    Alphabet (+64%)
  Individual holdings
    Prosus (+65%) and DiDi Global (+29%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI over 10 fiscal years for an investment made on October 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	10 Years
Davis Global Fund (Class A) — Without sales charge	22.62%	10.85%	10.40%
Davis Global Fund (Class A) — With sales charge*	16.80%	9.78%	9.88%
MSCI ACWI	22.64%	14.60%	11.30%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$938.5
Total number of portfolio holdings as of 10/31/25	38
Portfolio turnover rate for the period	27%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$4.6
Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	24.14%
Financials	22.91%
Information Technology	11.95%
Health Care	10.53%
Industrials	10.00%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis Global Fund
Class C / DGFCX
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025
This Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class C)	$193	1.74%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 21.66%, versus a 22.64% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+39%), Communication Services (+36%), and
    Financials (+25%)
    Weakest performing sectors - Health Care (+1%), Real Estate (+2%), and Consumer Staples (+4%)
Detractors from Performance
  Consumer Discretionary - significantly underperformed the Index sector (+4% vs +22%)
    Meituan (-44%), Delivery Hero (-30%), and MGM Resorts (-13%) - three largest individual detractors
    PDD Holdings (-13%) - purchased and subsequently sold during the period
    Delivery Hero - no longer a Fund holding
  Significantly underweight in stronger performing Information Technology sector - (average weighting 7% vs 25%)
    Clear Secure (-30%) - no longer a Fund holding
  Overweight in weaker performing Health Care sector - (average weighting 12% vs 9%)
    Solventum (-5%) and Viatris (-6%)
  China holdings - significantly underperformed the Index China exposure (+6% vs +34%)
  Individual holdings
    Tyson Foods (-9%) and Teck Resources (-7%)
    Pinterest (-8%) - new purchase during the period
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+78% vs +39%)
    Samsung Electronics (+80%) - largest individual contributor
    AppLovin (+136%) - new purchase during the period
    Applied Materials (+30%)
  Financials - outperformed the Index sector (+32% vs +25%) and overweight (average weighting 26% vs 17%)
    Danske Bank (+67%), Capital One Financial (+37%), and Ping An Insurance (+23%)
  Health Care - outperformed the Index sector (+15% vs +1%)
    CVS Health (+44%)
  Communication Services - outperformed the Index sector (+41% vs +36%) and overweight (average weighting 12% vs 8%)
    Alphabet (+64%)
  Individual holdings
    Prosus (+65%) and DiDi Global (+29%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI over 10 fiscal years for an investment made on October 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	10 Years
Davis Global Fund (Class C) — Without CDSC*	21.66%	9.96%	9.73%
Davis Global Fund (Class C) — With CDSC*,**	20.66%	9.96%	9.73%
MSCI ACWI	22.64%	14.60%	11.30%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$938.5
Total number of portfolio holdings as of 10/31/25	38
Portfolio turnover rate for the period	27%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$4.6
Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	24.14%
Financials	22.91%
Information Technology	11.95%
Health Care	10.53%
Industrials	10.00%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis Global Fund
Class Y / DGFYX
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025
This Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class Y)	$78	0.70%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 22.92%, versus a 22.64% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+39%), Communication Services (+36%), and
    Financials (+25%)
    Weakest performing sectors - Health Care (+1%), Real Estate (+2%), and Consumer Staples (+4%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+78% vs +39%)
    Samsung Electronics (+80%) - largest individual contributor
    AppLovin (+136%) - new purchase during the period
    Applied Materials (+30%)
  Financials - outperformed the Index sector (+32% vs +25%) and overweight (average weighting 26% vs 17%)
    Danske Bank (+67%), Capital One Financial (+37%), and Ping An Insurance (+23%)
  Health Care - outperformed the Index sector (+15% vs +1%)
    CVS Health (+44%)
  Communication Services - outperformed the Index sector (+41% vs +36%) and overweight (average weighting 12% vs 8%)
    Alphabet (+64%)
  Individual holdings
    Prosus (+65%) and DiDi Global (+29%)
Detractors from Performance
  Consumer Discretionary - significantly underperformed the Index sector (+4% vs +22%)
    Meituan (-44%), Delivery Hero (-30%), and MGM Resorts (-13%) - three largest individual detractors
    PDD Holdings (-13%) - purchased and subsequently sold during the period
    Delivery Hero - no longer a Fund holding
  Significantly underweight in stronger performing Information Technology sector - (average weighting 7% vs 25%)
    Clear Secure (-30%) - no longer a Fund holding
  Overweight in weaker performing Health Care sector - (average weighting 12% vs 9%)
    Solventum (-5%) and Viatris (-6%)
  China holdings - significantly underperformed the Index China exposure (+6% vs +34%)
  Individual holdings
    Tyson Foods (-9%) and Teck Resources (-7%)
    Pinterest (-8%) - new purchase during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the MSCI ACWI over 10 fiscal years for an investment made on October 31, 2015.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	10 Years
Davis Global Fund (Class Y)	22.92%	11.10%	10.68%
MSCI ACWI	22.64%	14.60%	11.30%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$938.5
Total number of portfolio holdings as of 10/31/25	38
Portfolio turnover rate for the period	27%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$4.6
Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	24.14%
Financials	22.91%
Information Technology	11.95%
Health Care	10.53%
Industrials	10.00%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis International Fund
Class A / DILAX
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025
This Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class A)	$111	1.01%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 20.67%, versus a 24.93% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+43%), Communication Services (+39%),
    and Financials (+35%)
    Weakest performing sectors - Health Care (less than 1%), Consumer Staples (+9%), and Real Estate (+10%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (+3% vs +16%) and overweight (average weighting 35% vs 11%)
    Meituan (-44%) and Delivery Hero (-40%) - two largest individual detractors
    JD.com (-16%), PDD Holdings (-13%), Misto Holdings (-1%), and Alibaba Group Holding (-8%)
    PDD Holdings, Misto Holdings, and Alibaba Group Holding - no longer Fund holdings
  Industrials - underperformed the Index sector (+21% vs +31%)
    Schneider Electric (-2%) - no longer a Fund holding
  China holdings - significantly underperformed the Index China exposure (-2% vs +34%)
  Individual holdings
    KE Holdings (-21%) and Teck Resources (-7%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+69% vs +43%)
    Samsung Electronics (+80%) and Tokyo Electron (+48%)
  No exposure to Health Care or Consumer Staples, the two weakest performing sectors of the Index, respectively
  Overweight in stronger performing Financials sector - (average weighting 29% vs 25%)
    Danske Bank (+67%) - largest individual contributor
    Ping An Insurance (+23%) and AIA Group (+26%)
  Individual holdings
    Prosus (+65%), Naspers (+51%), DiDi Global (+29%), and Sea (+66%)
    NetEase (+60%) - new purchase during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on October 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	10 Years
Davis International Fund (Class A) — Without sales charge	20.67%	4.91%	6.45%
Davis International Fund (Class A) — With sales charge*	14.94%	3.90%	5.94%
MSCI ACWI ex USA	24.93%	11.18%	7.66%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$199.7
Total number of portfolio holdings as of 10/31/25	29
Portfolio turnover rate for the period	21%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$936.1
Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	32.83%
Financials	26.36%
Industrials	13.42%
Information Technology	13.34%
Materials	4.20%
How has the Fund changed?
Effective November 5, 2025, Davis International Fund’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.

Effective November 7, 2025, Davis International Fund Class A acquired all of the net assets of Selected International Fund Class S.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis International Fund
Class C / DILCX
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025
This Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class C)	$197	1.79%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 19.74%, versus a 24.93% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+43%), Communication Services (+39%),
    and Financials (+35%)
    Weakest performing sectors - Health Care (less than 1%), Consumer Staples (+9%), and Real Estate (+10%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (+3% vs +16%) and overweight (average weighting 35% vs 11%)
    Meituan (-44%) and Delivery Hero (-40%) - two largest individual detractors
    JD.com (-16%), PDD Holdings (-13%), Misto Holdings (-1%), and Alibaba Group Holding (-8%)
    PDD Holdings, Misto Holdings, and Alibaba Group Holding - no longer Fund holdings
  Industrials - underperformed the Index sector (+21% vs +31%)
    Schneider Electric (-2%) - no longer a Fund holding
  China holdings - significantly underperformed the Index China exposure (-2% vs +34%)
  Individual holdings
    KE Holdings (-21%) and Teck Resources (-7%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+69% vs +43%)
    Samsung Electronics (+80%) and Tokyo Electron (+48%)
  No exposure to Health Care or Consumer Staples, the two weakest performing sectors of the Index, respectively
  Overweight in stronger performing Financials sector - (average weighting 29% vs 25%)
    Danske Bank (+67%) - largest individual contributor
    Ping An Insurance (+23%) and AIA Group (+26%)
  Individual holdings
    Prosus (+65%), Naspers (+51%), DiDi Global (+29%), and Sea (+66%)
    NetEase (+60%) - new purchase during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on October 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	10 Years
Davis International Fund (Class C) — Without CDSC*	19.74%	4.11%	5.71%
Davis International Fund (Class C) — With CDSC*,**	18.74%	4.11%	5.71%
MSCI ACWI ex USA	24.93%	11.18%	7.66%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$199.7
Total number of portfolio holdings as of 10/31/25	29
Portfolio turnover rate for the period	21%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$936.1
Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	32.83%
Financials	26.36%
Industrials	13.42%
Information Technology	13.34%
Materials	4.20%
How has the Fund changed?
Effective November 5, 2025, Davis International Fund’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis International Fund
Class Y / DILYX
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025
This Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class Y)	$78	0.71%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 21.04%, versus a 24.93% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+43%), Communication Services (+39%),
    and Financials (+35%)
    Weakest performing sectors - Health Care (less than 1%), Consumer Staples (+9%), and Real Estate (+10%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (+3% vs +16%) and overweight (average weighting 35% vs 11%)
    Meituan (-44%) and Delivery Hero (-40%) - two largest individual detractors
    JD.com (-16%), PDD Holdings (-13%), Misto Holdings (-1%), and Alibaba Group Holding (-8%)
    PDD Holdings, Misto Holdings, and Alibaba Group Holding - no longer Fund holdings
  Industrials - underperformed the Index sector (+21% vs +31%)
    Schneider Electric (-2%) - no longer a Fund holding
  China holdings - significantly underperformed the Index China exposure (-2% vs +34%)
  Individual holdings
    KE Holdings (-21%) and Teck Resources (-7%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+69% vs +43%)
    Samsung Electronics (+80%) and Tokyo Electron (+48%)
  No exposure to Health Care or Consumer Staples, the two weakest performing sectors of the Index, respectively
  Overweight in stronger performing Financials sector - (average weighting 29% vs 25%)
    Danske Bank (+67%) - largest individual contributor
    Ping An Insurance (+23%) and AIA Group (+26%)
  Individual holdings
    Prosus (+65%), Naspers (+51%), DiDi Global (+29%), and Sea (+66%)
    NetEase (+60%) - new purchase during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on October 31, 2015.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	10 Years
Davis International Fund (Class Y)	21.04%	5.20%	6.74%
MSCI ACWI ex USA	24.93%	11.18%	7.66%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$199.7
Total number of portfolio holdings as of 10/31/25	29
Portfolio turnover rate for the period	21%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$936.1
Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	32.83%
Financials	26.36%
Industrials	13.42%
Information Technology	13.34%
Materials	4.20%
How has the Fund changed?
Effective November 5, 2025, Davis International Fund’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.

Effective November 7, 2025, Davis International Fund Class Y acquired all of the net assets of Selected International Fund Class D.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.

ITEM 2.  CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of the code of ethics. Such request can be made by calling 520-806-7600 or to the Secretary of the Registrant, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board of Directors has determined that independent director Katherine MacWilliams  qualifies as the “audit committee financial expert,” as defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended October 31, 2025 and October 31, 2024 were $65,322 and $62,814, respectively.

(b) Audit-Related Fees The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal years ended October 31, 2025 and October 31, 2024 were $0 and $0, respectively.

(c) Tax Fees The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the fiscal years ended October 31, 2025 and October 31, 2024 were $22,671 and $21,935, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers, and a review of the fund income and capital gain distributions.

(d) All Other Fees The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the Funds for the fiscal years ended October 31, 2025 and October 31, 2024 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Funds’ Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Funds’ Audit Committee has adopted a policy whereby audit and non-audit services performed by the Funds’ independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2) No services included in (b) – (d) of this Item 4 were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2025 and October 31, 2024.  The Funds have not paid any fees for non-audit services not previously disclosed in Item 4 (b) – (d).

(h) The Registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that are not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

(i) Not Applicable.

(j) Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)
October 31, 2025
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)
The Equity Specialists

DAVIS NEW YORK VENTURE FUND, INC.
DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

DAVIS GLOBAL FUND
Schedule of Investments
October 31, 2025

	Shares	Value (Note 1)
COMMON STOCK – (98.98%)
COMMUNICATION SERVICES – (9.94%)
Media & Entertainment – (9.94%)
Alphabet Inc., Class C	96,792	$27,277,922
ASAC II L.P. *(a)(b)(c)	35,352	36,483
Meta Platforms, Inc., Class A	57,206	37,089,510
NetEase, Inc., ADR (China)	119,480	16,739,148
Pinterest, Inc., Class A *	365,500	12,098,050
Total Communication Services		93,241,113
CONSUMER DISCRETIONARY – (24.14%)
Automobiles & Components – (1.51%)
AUMOVIO SE (Germany) *	328,370	14,117,889
Consumer Discretionary Distribution & Retail – (8.83%)
Amazon.com, Inc. *	64,402	15,728,256
Prosus N.V., Class N (Netherlands)	847,187	58,522,253
Sea Limited, Class A, ADR (Singapore) *	55,410	8,657,813
		82,908,322
Consumer Services – (13.80%)
Entain plc (United Kingdom)	1,742,814	18,142,269
Meituan, Class B (China) *	2,040,699	26,787,203
MGM Resorts International *	882,660	28,271,600
Restaurant Brands International Inc. (Canada)	133,500	8,769,615
Trip.com Group Ltd., ADR (China)	673,210	47,562,286
		129,532,973
Total Consumer Discretionary		226,559,184
CONSUMER STAPLES – (2.58%)
Food, Beverage & Tobacco – (2.58%)
Tyson Foods, Inc., Class A	470,380	24,182,236
Total Consumer Staples		24,182,236
ENERGY – (5.88%)
Coterra Energy Inc.	1,333,140	31,542,093
Tourmaline Oil Corp. (Canada)	538,320	23,677,559
Total Energy		55,219,652
FINANCIALS – (22.91%)
Banks – (4.01%)
Danske Bank A/S (Denmark)	687,429	30,695,284
Metro Bank Holdings PLC (United Kingdom) *	4,529,290	6,961,648
		37,656,932
Financial Services – (8.59%)
Capital Markets – (3.26%)
Julius Baer Group Ltd. (Switzerland)	453,864	30,567,790
Consumer Finance – (4.32%)
Capital One Financial Corp.	184,271	40,537,777
Financial Services – (1.01%)
Berkshire Hathaway Inc., Class B *	19,872	9,489,675
		80,595,242
Insurance – (10.31%)
Life & Health Insurance – (6.65%)
AIA Group Ltd. (Hong Kong)	1,573,780	15,280,990
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	6,520,840	47,119,595
		62,400,585
Property & Casualty Insurance – (3.66%)
Markel Group Inc. *	17,410	34,376,567
		96,777,152
Total Financials		215,029,326
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (10.53%)
Health Care Equipment & Services – (6.91%)
CVS Health Corp.	397,800	$31,088,070
Solventum Corp. *	295,793	20,421,549
UnitedHealth Group Inc.	39,110	13,358,411
		64,868,030
Pharmaceuticals, Biotechnology & Life Sciences – (3.62%)
Viatris Inc.	3,274,840	33,927,343
Total Health Care		98,795,373
INDUSTRIALS – (10.00%)
Capital Goods – (0.87%)
ITOCHU Corp. (Japan)	141,260	8,186,315
Transportation – (9.13%)
DiDi Global Inc., Class A, ADS (China) *	6,396,968	41,196,474
Full Truck Alliance Co. Ltd., Class A, ADR (China)	3,419,910	44,458,830
		85,655,304
Total Industrials		93,841,619
INFORMATION TECHNOLOGY – (11.95%)
Semiconductors & Semiconductor Equipment – (2.98%)
Applied Materials, Inc.	119,880	27,944,028
Software & Services – (3.43%)
AppLovin Corp., Class A *	50,530	32,204,285
Technology Hardware & Equipment – (5.54%)
Samsung Electronics Co., Ltd. (South Korea)	689,820	52,048,184
Total Information Technology		112,196,497
MATERIALS – (1.05%)
Teck Resources Ltd., Class B (Canada)	229,310	9,841,985
Total Materials		9,841,985
TOTAL COMMON STOCK – (Identified cost $617,383,370)		928,906,985

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.97%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.15%, 11/03/25 (d)	$2,454,000	$2,454,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.18%, 11/03/25 (e)	6,666,000	6,666,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $9,120,000)		9,120,000
Total Investments – (99.95%) – (Identified cost $626,503,370)		938,026,985
Other Assets Less Liabilities – (0.05%)		466,947
Net Assets – (100.00%)		$938,493,932

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.

DAVIS GLOBAL FUND
Schedule of Investments - (Continued)
October 31, 2025
(d)	Dated 10/31/25, repurchase value of $2,454,849 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.50%, 11/01/50-04/01/55, total fair value $2,503,080).
(e)
Dated 10/31/25, repurchase value of $6,668,322 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 11/15/25-05/15/64, total fair value $6,799,320).

DAVIS INTERNATIONAL FUND
Schedule of Investments
October 31, 2025

	Shares	Value (Note 1)
COMMON STOCK – (98.28%)
COMMUNICATION SERVICES – (1.96%)
Media & Entertainment – (1.96%)
NetEase, Inc., ADR (China)	27,940	$3,914,394
Total Communication Services		3,914,394
CONSUMER DISCRETIONARY – (32.83%)
Automobiles & Components – (2.54%)
AUMOVIO SE (Germany) *	118,010	5,073,704
Consumer Discretionary Distribution & Retail – (14.28%)
JD.com, Inc., Class A, ADR (China)	44,700	1,476,888
Naspers Ltd. - N (South Africa)	102,680	7,225,533
Prosus N.V., Class N (Netherlands)	212,560	14,683,287
Sea Limited, Class A, ADR (Singapore) *	32,940	5,146,875
		28,532,583
Consumer Services – (16.01%)
Delivery Hero SE (Germany) *	87,070	2,207,947
Entain plc (United Kingdom)	735,543	7,656,823
Meituan, Class B (China) *	645,041	8,467,120
Restaurant Brands International Inc. (Canada)	65,030	4,271,821
Trip.com Group Ltd., ADR (China)	132,750	9,378,788
		31,982,499
Total Consumer Discretionary		65,588,786
ENERGY – (3.47%)
Tourmaline Oil Corp. (Canada)	157,570	6,930,586
Total Energy		6,930,586
FINANCIALS – (26.36%)
Banks – (9.45%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	72,770	3,366,340
Danske Bank A/S (Denmark)	285,030	12,727,244
Metro Bank Holdings PLC (United Kingdom) *	1,809,132	2,780,688
		18,874,272
Financial Services – (5.91%)
Capital Markets – (5.91%)
Julius Baer Group Ltd. (Switzerland)	139,590	9,401,402
Noah Holdings Ltd., Class A, ADS (China)	213,880	2,414,705
		11,816,107
Insurance – (11.00%)
Life & Health Insurance – (11.00%)
AIA Group Ltd. (Hong Kong)	994,300	9,654,392
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,703,590	12,310,142
		21,964,534
Total Financials		52,654,913
INDUSTRIALS – (13.42%)
Capital Goods – (3.37%)
ITOCHU Corp. (Japan)	116,100	6,728,240
Transportation – (10.05%)
DiDi Global Inc., Class A, ADS (China) *	1,614,246	10,395,745
Full Truck Alliance Co. Ltd., Class A, ADR (China)	744,500	9,678,500
		20,074,245
Total Industrials		26,802,485
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (13.34%)
Semiconductors & Semiconductor Equipment – (6.20%)
Tokyo Electron Ltd. (Japan)	55,810	$12,378,079
Technology Hardware & Equipment – (7.14%)
Samsung Electronics Co., Ltd. (South Korea)	189,100	14,267,942
Total Information Technology		26,646,021
MATERIALS – (4.20%)
Teck Resources Ltd., Class B (Canada)	120,430	5,168,856
Vale S.A., ADR (Brazil)	266,390	3,220,655
Total Materials		8,389,511
REAL ESTATE – (2.70%)
Real Estate Management & Development – (2.70%)
KE Holdings Inc., Class A, ADR (China)	316,320	5,393,256
Total Real Estate		5,393,256
TOTAL COMMON STOCK – (Identified cost $143,627,020)		196,319,952

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.28%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.15%, 11/03/25 (a)	$689,000	$689,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.18%, 11/03/25 (b)	1,870,000	1,870,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,559,000)		2,559,000
Total Investments – (99.56%) – (Identified cost $146,186,020)		198,878,952
Other Assets Less Liabilities – (0.44%)		869,623
Net Assets – (100.00%)		$199,748,575

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 10/31/25, repurchase value of $689,238 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 5.50%, 01/01/36-10/20/55, total fair value $702,780).
(b)
Dated 10/31/25, repurchase value of $1,870,651 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 11/15/25-05/15/64, total fair value $1,907,400).

See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Assets and Liabilities
At October 31, 2025

	Davis Global Fund	Davis International Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$938,026,985	$198,878,952
Cash	615	572
Receivables:
Capital stock sold	423,324	124,537
Dividends and interest	3,114,497	995,753
Prepaid expenses	31,254	7,253
Due from Adviser	–	586
Total assets	941,596,675	200,007,653

LIABILITIES:
Payables:
Capital stock redeemed	1,327,579	29,065
Investment securities purchased	938,442	–
Accrued audit fees	26,591	22,403
Accrued custodian fees	183,052	59,087
Accrued distribution and service plan fees	68,981	7,068
Accrued investment advisory fees	444,418	94,004
Accrued registration and filing fees	14,700	21,415
Other accrued expenses	98,980	26,036
Total liabilities	3,102,743	259,078

NET ASSETS	$938,493,932	$199,748,575

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$1,360,770	$606,292

Additional paid-in capital	562,428,378	184,961,447

Distributable earnings	374,704,784	14,180,836
Net Assets	$938,493,932	$199,748,575

*Including:
Cost of investments	$626,503,370	$146,186,020

CLASS A SHARES:
Net assets	$235,092,245	$22,584,493
Shares outstanding	6,831,495	1,356,402
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$34.41	$16.65
Maximum offering price per share (100/95.25 of net asset value)†	$36.13	$17.48

CLASS C SHARES:
Net assets	$27,954,558	$4,434,318
Shares outstanding	911,882	290,923
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$30.66	$15.24

CLASS Y SHARES:
Net assets	$675,447,129	$172,729,764
Shares outstanding	19,472,029	10,478,507
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$34.69	$16.48

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Operations
For the year ended October 31, 2025

	Davis Global Fund	Davis International Fund
INVESTMENT INCOME:
Income:
Dividends*	$14,695,149	$4,288,660
Interest	328,983	72,675
Net securities lending income	5,740	784
Total income	15,029,872	4,362,119

Expenses:
Investment advisory fees (Note 3)	4,699,755	956,821
Custodian fees	421,547	128,199
Transfer agent fees:
Class A	178,976	34,672
Class C	35,797	8,729
Class Y	422,691	39,467
Audit fees	35,454	29,868
Legal fees	10,033	2,008
Accounting fees (Note 3)	42,000	8,336
Reports to shareholders	33,386	5,009
Tax service fees	13,405	10,704
Directors’ fees and expenses	49,102	13,023
Registration and filing fees	51,028	40,450
ReFlow liquidity program fees (Note 7)	19,604	–
Miscellaneous	43,428	15,359
Distribution and service plan fees (Note 3):
Class A	482,719	34,372
Class C	312,660	42,947
Total expenses	6,851,585	1,369,964
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	(12,656)	(6,257)
Class C	(2,249)	(4,832)
Class Y	(38,398)	(17,893)
Net expenses	6,798,282	1,340,982
Net investment income	8,231,590	3,021,137

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	74,411,672	14,455,814
In-kind redemptions (Note 2, 7)	9,653,276	–
Foreign currency transactions	8,030	(20,503)
Net realized gain	84,072,978	14,435,311
Net increase in unrealized appreciation	83,880,927	16,952,204
Net realized and unrealized gain on investments and foreign currency transactions	167,953,905	31,387,515
Net increase in net assets resulting from operations	$176,185,495	$34,408,652

*Net of foreign taxes withheld of	$1,337,229	$468,113
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Changes in Net Assets
For the year ended October 31, 2025

	Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income	$8,231,590	$3,021,137

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	84,072,978	14,435,311

Net increase in unrealized appreciation on investments and foreign currency transactions	83,880,927	16,952,204
Net increase in net assets resulting from operations	176,185,495	34,408,652

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(22,980,625)	(387,539)
Class C	(4,209,807)	(63,391)
Class Y	(71,541,822)	(3,449,047)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4, 7):
Class A	8,215,910	(196,645)
Class C	(10,739,876)	(970,062)
Class Y	(8,821,771)	(2,784,122)

Total increase in net assets	66,107,504	26,557,846

NET ASSETS:
Beginning of year	872,386,428	173,190,729
End of year	$938,493,932	$199,748,575
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Changes in Net Assets
For the year ended October 31, 2024

	Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income	$10,740,987	$3,432,119

Net realized gain from investments and foreign currency transactions	125,097,558	21,223,028

Net increase in unrealized appreciation on investments and foreign currency transactions	134,611,347	30,924,640
Net increase in net assets resulting from operations	270,449,892	55,579,787

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,829,996)	(279,134)
Class C	(135,714)	(37,408)
Class Y	(7,034,456)	(2,443,388)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class A	(11,068,080)	(3,565,412)
Class C	(15,695,757)	(1,134,206)
Class Y	(51,770,377)	(18,616,740)

Total increase in net assets	182,915,512	29,503,499

NET ASSETS:
Beginning of year	689,470,916	143,687,230
End of year	$872,386,428	$173,190,729
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements
October 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis New York Venture Fund, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company operates as a series issuing shares including the following two funds (collectively “Funds”):
Davis Global Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale.
Davis International Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 29, 2006, and until January 1, 2010, shares of the Fund were not available for public sale.
Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.
Prior to being available for public sale, only the directors, officers, and employees of the Funds or their investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase the Funds’ shares.
The Funds follow the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses are recorded on the accrual basis and those directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Each Fund assessed a 2% short-term trading fee on the proceeds of Fund shares that were redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which was retained by each Fund, was accounted for as an addition to paid-in capital. Effective February 29, 2024, the short-term trading fee for each Fund was eliminated. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - (Continued)
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of October 31, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global Fund	Davis International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$93,204,630	$3,914,394
Consumer Discretionary	226,559,184	65,588,786
Consumer Staples	24,182,236	–
Energy	55,219,652	6,930,586
Financials	215,029,326	52,654,913
Health Care	98,795,373	–
Industrials	93,841,619	26,802,485
Information Technology	112,196,497	26,646,021
Materials	9,841,985	8,389,511
Real Estate	–	5,393,256
Total Level 1	928,870,502	196,319,952
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	9,120,000	2,559,000
Total Level 2	9,120,000	2,559,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	36,483	–
Total Level 3	36,483	–
Total Investments	$938,026,985	$198,878,952
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended October 31, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at October 31, 2025 was $2,980 for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)

	Beginning Balance at November 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at October 31, 2025
Davis Global Fund
Investments in Securities:
Common Stock	$33,503	$–	$–	$2,980	$–	$–	$–	$36,483
Total Level 3	$33,503	$–	$–	$2,980	$–	$–	$–	$36,483
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at October 31, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$36,483	Income Approach / Discounted Cash Flow	Annualized Yield	4.652%	Decrease
Total Level 3	$36,483
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended October 31, 2025, there were no forward currency contracts entered into by the Funds.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Foreign Currency - (Continued)
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of October 31, 2025, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2022.
Capital losses will be carried forward to future years if not offset by gains. At October 31, 2025, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

Capital Loss Carryforwards
Davis International Fund
Character
Short-term	$36,895,841
Long-term	–
Total	$36,895,841

Utilized during year ended October 31, 2025	$13,335,241
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.
At October 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global Fund	Davis International Fund
Cost	$634,447,142	$150,371,491

Unrealized appreciation	323,542,689	51,419,439
Unrealized depreciation	(19,962,846)	(2,911,978)
Net unrealized appreciation	$303,579,843	$48,507,461
Federal Withholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices, and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Withholding Taxes - (Continued)
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, Directors' deferred compensation, foreign currency transactions, in-kind redemptions, equalization, corporate actions, partnership income, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications.
The tax character of distributions paid during the years ended October 31, 2025 and 2024 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Davis Global Fund
2025	$10,201,613	$88,530,641	$98,732,254
2024	9,000,166	–	9,000,166
Davis International Fund
2025	3,899,977	–	3,899,977
2024	2,759,930	–	2,759,930
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Davis Global Fund	Davis International Fund

Undistributed ordinary income	$14,593,567	$2,547,991

Undistributed long-term capital gain	56,455,120	–

Accumulated net realized losses from investments	–	(36,895,841)

Net unrealized appreciation on investments and foreign currency transactions	303,739,718	48,549,687

Other temporary differences	(83,621)	(21,001)
Total	$374,704,784	$14,180,836
Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Use of Estimates in Financial Statements - (Continued)
amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors (including a Director Emeritus) that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the funds in which the amounts are invested.
Operating Segments - The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Funds acts as the CODM. Since their commencement, each Fund operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers as a team. The financial information, in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, which is consistent with that presented within each Fund's financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind redemptions and short-term investments) during the year ended October 31, 2025 were as follows:

	Davis Global Fund	Davis International Fund
Cost of purchases	$232,782,460	$35,440,151
Proceeds from sales	330,872,019	41,637,370
The proceeds from in-kind redemptions of investment securities during the year ended October 31, 2025 was as follows:

Davis Global Fund
Proceeds from in-kind redemptions	$11,009,576
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
As of October 31, 2025, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis International Fund
66%
Investment activities of this shareholder could have a material impact on the Fund.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Year ended October 31, 2025
	Davis Global Fund	Davis International Fund
Transfer agent fees paid to Adviser	$42,810	$11,289
Accounting fees paid to Adviser	42,000	8,336
Reimbursement and Waivers of Expenses - Amounts due from Adviser will be generally paid in the month after finalization of the financial statements. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; and Class Y shares, 0.80%). The Adviser is obligated to continue the expense cap through March 1, 2026. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. Effective February 1, 2024, the Adviser voluntarily waived 0.025% of the average net assets (2.5 basis points) of Davis Global Fund Advisory fees and 0.05% of the average net assets (5 basis points) of Davis International Fund Advisory fees for a 12-month period and temporarily waived fees and/or reimbursed Davis International Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class C shares 1.75%; and Class Y shares, 0.75%) until January 31, 2025. For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. Reimbursement and waivers of expenses during the year ended October 31, 2025 were as follows:

	Davis Global Fund	Davis International Fund
Class A	$12,656	$6,257
Class C	2,249	4,832
Class Y	38,398	17,893
Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Distribution and Service Plan Fees - (Continued)

	Year ended October 31, 2025
	Davis Global Fund	Davis International Fund
Distribution fees:
Class C	$234,495	$32,210

Service fees:
Class A	482,719	34,372
Class C	78,165	10,737
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.
The Distributor received commissions earned on sales of Class A shares of the Funds of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds are re-allowed to qualified selling dealers.

	Year ended October 31, 2025
	Davis Global Fund	Davis International Fund
Class A commissions retained by the Distributor	$6,551	$1,864
Class A commissions re-allowed to investment dealers	32,421	9,763
Total commissions earned on sales of Class A	$38,972	$11,627

Class C commission advances by the Distributor	$7,161	$3,058

Class C CDSCs received by the Distributor	38	23

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 4 - CAPITAL STOCK
At October 31, 2025, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 225 million shares are designated to Davis Global Fund and 225 million shares are designated to Davis International Fund. Transactions in capital stock were as follows:

		Year ended October 31, 2025
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Global Fund
Shares:	Class A	621,502	711,198	(1,016,291)	316,409
	Class C	54,048	163,385	(611,899)	(394,466)
	Class Y*	2,387,043	1,946,295	(4,655,746)	(322,408)
Value:	Class A	$18,479,235	$20,198,023	$(30,461,348)	$8,215,910
	Class C	1,374,476	4,163,043	(16,277,395)	(10,739,876)
	Class Y*	74,266,369	55,605,650	(138,693,790)	(8,821,771)
Davis International Fund
Shares:	Class A	207,811	25,416	(242,744)	(9,517)
	Class C	23,423	5,011	(102,444)	(74,010)
	Class Y	456,343	80,342	(760,887)	(224,202)
Value:	Class A	$2,936,194	$345,653	$(3,478,492)	$(196,645)
	Class C	306,040	62,833	(1,338,935)	(970,062)
	Class Y	6,558,078	1,078,999	(10,421,199)	(2,784,122)

*	Sold and redeemed amounts include activity in connection with the ReFlow liquidity program (See Note 7 of the Notes to Financial Statements).

		Year ended October 31, 2024
		Sold	Reinvestment of Distributions	Redeemed*	Net Decrease
Davis Global Fund
Shares:	Class A	492,246	67,003	(972,992)	(413,743)
	Class C	21,414	6,190	(689,441)	(661,837)
	Class Y	1,881,881	274,376	(4,073,595)	(1,917,338)
Value:	Class A	$13,143,009	$1,589,308	$(25,800,397)	$(11,068,080)
	Class C	531,267	133,465	(16,360,489)	(15,695,757)
	Class Y	51,174,431	6,541,116	(109,485,924)	(51,770,377)
Davis International Fund
Shares:	Class A	234,910	24,423	(570,980)	(311,647)
	Class C	16,839	3,921	(126,399)	(105,639)
	Class Y	221,967	239,121	(2,183,599)	(1,722,511)
Value:	Class A	$2,814,496	$252,533	$(6,632,441)	$(3,565,412)
	Class C	182,169	37,408	(1,353,783)	(1,134,206)
	Class Y	2,591,205	2,439,028	(23,646,973)	(18,616,740)

*	Davis Global Fund: net of redemption fees amounting to $59, $1, and $453, for Class A, Class C, and Class Y, respectively.
NOTE 5 - SECURITIES LOANED
The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of October 31, 2025, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Davis Global Fund amounted to $36,483 or 0.004% of the Fund’s net assets as of October 31, 2025. Information regarding restricted securities is as follows:

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2025
NOTE 6 - RESTRICTED SECURITIES – (CONTINUED)

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of October 31, 2025
Davis Global Fund	ASAC II L.P.	10/10/13	35,352	$1.0000	$1.0320
NOTE 7 - REFLOW LIQUIDITY PROGRAM
Davis Global Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days), or at other times at ReFlow’s or the Adviser's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. In the event the Fund uses the ReFlow service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14%, although the Fund may submit a bid at a higher rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will periodically redeem its entire share position in the Fund and may request that such redemption be met in-kind in accordance with the Fund’s policy on purchases and redemptions in-kind. The Board of Directors has approved the Fund’s participation in the ReFlow program.
The Adviser believes that participation in the ReFlow liquidity program may assist in stabilizing the Fund's net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent the Fund's net assets do not decline, the Adviser typically will also benefit.
ReFlow activity during the year ended October 31, 2025 was as follows:

	Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-kind Gain of Securities Sold
Davis Global Fund	401,035	$13,715,791	333,491	$11,382,873	$9,653,276
NOTE 8 - SUBSEQUENT EVENT
Fund Merger- On November 7, 2025, Davis International Fund acquired all of the net assets of Selected International Fund pursuant to an Agreement and Plan of Reorganization and Liquidation adopted by Davis New York Venture Fund, Inc., on behalf of its series, Davis International Fund, and Selected International Fund, Inc., on behalf of its series, Selected International Fund. The purpose of this transaction was to combine two funds managed by Davis Selected Advisers, L.P. with the same or substantially similar investment objectives, investment policies, strategies, risks, and restrictions. The reorganization was accomplished by a tax-free exchange of shares of Class S and Class D shares, respectively, of Selected International Fund, into Class A and Class Y shares, respectively, of Davis International Fund at the close of business on November 7, 2025.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Year ended October 31, 2025	$31.58	$0.25	$6.13	$6.38
Year ended October 31, 2024	$22.55	$0.33	$8.97	$9.30
Year ended October 31, 2023	$18.67	$0.25	$3.63	$3.88
Year ended October 31, 2022	$30.16	$0.17	$(8.68)	$(8.51)
Year ended October 31, 2021	$26.13	$0.04	$4.07	$4.11
Davis Global Fund Class C:
Year ended October 31, 2025	$28.48	$–[e]	$5.49	$5.49
Year ended October 31, 2024	$20.35	$0.09	$8.11	$8.20
Year ended October 31, 2023	$16.98	$0.06	$3.31	$3.37
Year ended October 31, 2022	$27.64	$(0.01)	$(7.92)	$(7.93)
Year ended October 31, 2021	$24.16	$(0.19)	$3.75	$3.56
Davis Global Fund Class Y:
Year ended October 31, 2025	$31.80	$0.32	$6.19	$6.51
Year ended October 31, 2024	$22.71	$0.40	$9.02	$9.42
Year ended October 31, 2023	$18.78	$0.30	$3.66	$3.96
Year ended October 31, 2022	$30.33	$0.23	$(8.73)	$(8.50)
Year ended October 31, 2021	$26.25	$0.11	$4.07	$4.18
Davis International Fund Class A:
Year ended October 31, 2025	$14.09	$0.22	$2.63	$2.85
Year ended October 31, 2024	$9.97	$0.24	$4.05	$4.29
Year ended October 31, 2023	$8.39	$0.15	$1.43	$1.58
Year ended October 31, 2022	$12.64	$0.12	$(4.21)	$(4.09)
Year ended October 31, 2021	$13.78	$0.06	$(1.20)	$(1.14)
Davis International Fund Class C:
Year ended October 31, 2025	$12.91	$0.10	$2.41	$2.51
Year ended October 31, 2024	$9.14	$0.14	$3.71	$3.85
Year ended October 31, 2023	$7.75	$0.07	$1.32	$1.39
Year ended October 31, 2022	$11.65	$0.04	$(3.89)	$(3.85)
Year ended October 31, 2021	$12.80	$(0.05)	$(1.10)	$(1.15)
Davis International Fund Class Y:
Year ended October 31, 2025	$13.94	$0.26	$2.60	$2.86
Year ended October 31, 2024	$9.87	$0.27	$4.00	$4.27
Year ended October 31, 2023	$8.30	$0.19	$1.40	$1.59
Year ended October 31, 2022	$12.51	$0.15	$(4.16)	$(4.01)
Year ended October 31, 2021	$13.61	$0.10	$(1.19)	$(1.09)

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.33)	$(3.22)	$–	$(3.55)	$34.41	22.62%	$235,092	0.95%	0.94%	0.82%	27%
$(0.27)	$–	$–	$(0.27)	$31.58	41.58%	$205,717	0.95%	0.93%	1.23%	34%
$–	$–	$–	$–	$22.55	20.78%	$156,274	0.95%	0.95%	1.07%	16%
$(0.26)	$(2.72)	$–	$(2.98)	$18.67	(31.04)%	$139,361	0.96%	0.96%	0.73%	19%
$–	$(0.08)	$–	$(0.08)	$30.16	15.75%	$232,565	0.92%	0.92%	0.11%	35%

$(0.09)	$(3.22)	$–	$(3.31)	$30.66	21.66%	$27,955	1.75%	1.74%	0.02%	27%
$(0.07)	$–	$–	$(0.07)	$28.48	40.41%	$37,208	1.76%	1.74%	0.42%	34%
$–	$–	$–	$–	$20.35	19.85%	$40,048	1.75%	1.75%	0.27%	16%
$(0.01)	$(2.72)	$–	$(2.73)	$16.98	(31.56)%	$50,203	1.74%	1.74%	(0.05)%	19%
$–	$(0.08)	$–	$(0.08)	$27.64	14.75%	$101,611	1.70%	1.70%	(0.67)%	35%

$(0.40)	$(3.22)	$–	$(3.62)	$34.69	22.92%	$675,447	0.70%	0.70%	1.06%	27%
$(0.33)	$–	$–	$(0.33)	$31.80	41.95%	$629,462	0.71%	0.69%	1.47%	34%
$(0.03)	$–	$–	$(0.03)	$22.71	21.08%	$493,149	0.71%	0.71%	1.31%	16%
$(0.33)	$(2.72)	$–	$(3.05)	$18.78	(30.87)%	$486,207	0.72%	0.72%	0.97%	19%
$(0.02)	$(0.08)	$–	$(0.10)	$30.33	15.95%	$934,670	0.69%	0.69%	0.34%	35%

$(0.29)	$–	$–	$(0.29)	$16.65	20.67%	$22,584	1.05%	1.01%	1.50%	21%
$(0.17)	$–	$–	$(0.17)	$14.09	43.62%	$19,245	1.17%	1.09%[f]	2.02%	23%
$–	$–	$–	$–	$9.97	18.83%	$16,730	1.09%	1.05%	1.43%	11%
$(0.16)	$–	$–	$(0.16)	$8.39	(32.72)%	$16,632	1.13%	1.05%	1.13%	5%
$–	$–	$–	$–	$12.64	(8.27)%	$44,687	1.00%	1.00%	0.40%	16%

$(0.18)	$–	$–	$(0.18)	$15.24	19.74%	$4,434	1.90%	1.79%	0.72%	21%
$(0.08)	$–	$–	$(0.08)	$12.91	42.43%	$4,713	1.99%	1.84%[f]	1.27%	23%
$–	$–	$–	$–	$9.14	17.94%	$4,300	1.89%	1.80%	0.68%	11%
$(0.05)	$–	$–	$(0.05)	$7.75	(33.19)%	$3,966	1.94%	1.80%	0.38%	5%
$–	$–	$–	$–	$11.65	(8.98)%	$8,412	1.79%	1.79%	(0.39)%	16%

$(0.32)	$–	$–	$(0.32)	$16.48	21.04%	$172,730	0.72%	0.71%	1.80%	21%
$(0.20)	$–	$–	$(0.20)	$13.94	44.01%	$149,233	0.82%	0.78%[f]	2.33%	23%
$(0.02)	$–	$–	$(0.02)	$9.87	19.14%	$122,656	0.74%	0.74%	1.74%	11%
$(0.20)	$–	$–	$(0.20)	$8.30	(32.52)%	$119,058	0.80%	0.80%	1.38%	5%
$(0.01)	$–	$–	$(0.01)	$12.51	(8.02)%	$308,356	0.72%	0.72%	0.68%	16%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less or securities delivered from in-
kind redemptions are excluded from the calculation.

e	Less than $0.005 per share.
f
Includes tax service fees paid to third party providers that assist in the recovery of foreign withholding tax refunds. Excluding the tax service fees, the net expense ratios for the year ended October 31, 2024 would have been (Class A shares, 1.01%; Class C shares, 1.76%; Class Y shares, 0.75%).

See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Report of Independent Registered Public Accounting Firm
The Shareholders and Board of Directors
Davis New York Venture Fund, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Davis Global Fund and Davis International Fund (each a series of Davis New York Venture Fund, Inc.) (the “Funds”), including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Fund as of October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians, transfer agents and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Davis Funds investment companies since 1998.
Columbus, Ohio
December 18, 2025

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Federal Income Tax Information (Unaudited)
In early 2026, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during the calendar year 2025. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.
The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2025 with their 2025 Form 1099-DIV.
The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.
Each Fund designates the following amounts distributed during the fiscal year ended October 31, 2025, if any, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, and long-term capital gain distributions.
	Davis Global Fund	Davis International Fund

Income dividends*	$11,417,329	$4,339,683
Income qualifying for corporate dividends-received deduction	$4,078,462 36%	$–
Qualified dividend income	$11,305,969 99%	$4,015,576 93%

*	Includes foreign tax credit pass-through, if applicable.
Davis Global Fund utilized equalization accounting for tax purposes, whereby a portion of redemption payments was treated as distributions of long-term capital gain. As a result, the Fund designated long-term capital gain distributions in the amount of $95,279,280.
Davis Global Fund and Davis International Fund have elected to give the benefit of foreign tax credits to their shareholders, if applicable. Accordingly, shareholders who must report their gross income dividends and distributions in a federal tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction.
Pursuant to Section 853 of the Internal Revenue Code, Davis Global Fund and Davis International Fund designate $1,215,716 and $439,706, respectively, as foreign taxes paid during the year ended October 31, 2025. During the year ended October 31, 2025, Davis Global Fund and Davis International Fund received foreign sourced income in the amounts of $11,596,614 and $4,756,773, respectively. The Funds did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
A special meeting of shareholders was held on November 29, 2024. The number of votes necessary to conduct the meeting and approve the proposal was obtained. The results of the votes (in shares) of shareholders are listed below.
PROPOSAL
1. To elect members to the Board of Directors.
	Davis Global Fund	Davis International Fund

Francisco Borges
For	21,883,884	10,946,492
Withheld	540,810	54,084
Andrew Davis
For	21,984,662	10,946,492
Withheld	440,031	54,084
Christopher Davis
For	21,957,181	10,946,492
Withheld	467,513	54,084
John S. Gates, Jr.
For	21,956,227	10,952,491
Withheld	468,467	48,086
Thomas S. Gayner
For	13,772,535	9,765,428
Withheld	8,652,158	1,235,148
Samuel H. Iapalucci
For	21,727,737	10,925,622
Withheld	696,956	74,955
Katherine MacWilliams
For	21,999,518	10,952,491
Withheld	425,176	48,086
Richard O'Brien
For	21,983,795	10,899,447
Withheld	440,899	101,129
Lara N. Vaughan
For	21,974,002	10,952,491
Withheld	450,692	48,086

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this Form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	December 18, 2025
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	December 18, 2025